Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 02, 2023
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2023
Prospectus Date	rr_ProspectusDate	May 02, 2023
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	CNIC ICE U.S. CARBON NEUTRAL POWER FUTURES INDEX ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the ICE U.S. Carbon Neutral Power Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock
(1)	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses, and other non-routine or extraordinary expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to replicate the total return performance of The ICE U.S. Carbon Neutral Power Index (the “Index”), an index owned, calculated, and published daily by ICE Data Indices LLC (the “Index Provider”). The Fund is a passively managed exchange-traded fund (“ETF”). The Fund’s investment adviser (the “Adviser”) seeks to achieve its investment objective by investing the Fund’s assets in liquid U.S. electricity futures and carbon allowance futures contracts that are contained in the Index or have characteristics that the Adviser believes make their return performance likely to be highly correlated to futures contracts that are contained in the Index. In addition, the Fund will hold short-term U.S. Treasury securities as margin or collateral for the futures contracts. The Fund will not invest directly in power generation assets, electric transmission facilities, electric utility companies, electricity cooperatives, or physical carbon offset contracts.

The Index tracks the broad U.S. electricity market on a carbon-neutral basis. The Index is constructed by the Index Provider from electricity futures contracts listed on ICE Futures U.S. and carbon emissions futures contracts, also listed on ICE Futures U.S., designed to offset carbon emissions from the electricity generation associated with the electricity futures. The Index is calculated with the prices of the first twelve months of exchange-traded futures from the six major U.S. power hubs in addition to the necessary number of carbon allowance futures for the Index to be carbon neutral (as described more below).

In addition to providing broad exposure to the electricity market on a carbon neutral basis, the Adviser believes that investment in the electricity market also has a high correlation to the Consumer Price Index and inflation and also diversification from the traditional asset classes of equities and fixed income. The Fund’s portfolio is expected to consist of a representative sampling of the futures contracts contained in the Index as well as futures contracts not contained in the Index (“Other Futures”). The Adviser will select Other Futures that it believes will be highly correlated to the futures contracts contained in the Index. The Index is constructed using long-only exchange-traded U.S. electricity and carbon allowance futures contracts.

Futures contracts are standardized contracts traded on, or subject to the rules of, an exchange. The Fund will invest in exchange-traded electricity futures contracts and carbon allowance futures contracts. Electricity futures allow buyers and sellers to trade the right to purchase or sell a specified amount of electricity at a predetermined price, location, and date in the future. Similarly, carbon allowance futures allow buyers and sellers to trade the right to purchase or sell a specified amount of carbon allowances at a predetermined price and date in the future. However, the Fund will invest in futures contracts only if they are cash settled (rather than those that call for the future delivery of a specified quantity and type of asset at a specified time and place). The Fund will invest in futures contracts only indirectly through its ownership of the Cayman Subsidiary (described below). The Cayman Subsidiary will invest directly in futures contracts. A more complete description of electricity futures contracts and carbon allowance futures contracts is set forth under “Additional Information about the Fund.”

U.S. Electricity (Power) Futures Contracts

The U.S. power market is comprised of independent system operators (ISOs) and Regional Transmission Organizations (RTOs), which are located throughout the U.S. and are responsible for electricity delivery for the majority of states in the Continental U.S. Electricity markets that have retail and wholesale components. Retail markets involve the sale and delivery of electricity to consumers, whereas wholesale markets typically involve the sale of electricity among electric utilities, power generators, and electricity traders before it is eventually sold and delivered to industrial, commercial, and retail consumers. The wholesale market is dependent on open market supply and demand to determine prices versus being determined by regulators and a service provider’s regulated cost of service model.

Futures contracts are available for each of the six ISO/RTO hubs that are utilized in the Index, as well as for individual sub-components of each specific hub. The Index will only be comprised of futures contracts at the hub-level, while the Fund may invest in futures contracts at either the hub-level or via specific sub-components that are geographically located within the associated ISOs/RTOs hubs and are highly correlated to the parent ISO/RTO. The Adviser may also invest the Fund’s assets in sub-component futures if it determines these futures contracts offer better terms (e.g., liquidity, pricing, relative value, better bid-ask spread) as compared to the hub-level futures contracts. More detail on the hub-level futures contracts is contained in the statutory prospectus under “Additional Information about the Index.”

Carbon Allowance Futures Contracts

A carbon allowance is a government-issued permit allowing a company or entity to emit a specific quantity of greenhouse gas emissions; these carbon allowance contracts are part of cap-and-trade programs.

Each applicable regulator establishes a limit (or “cap”) on the total amount of specific greenhouse gases power generators can emit. An example of how this market works is when a company produces less greenhouse gas emissions than its cap amount, then it can sell the amount of its “unused” emission allowances to another company that has or is forecasted to produce more than its allowable amount of emissions. Cap and trade program’s purpose is to financially incentivize companies to reduce their carbon emissions; these financial incentives are created when a company fails to reduce emissions below its cap and needs to purchase emission allowances on the open market, which allows companies who have reduced their emissions under their cap to sell their unused emission allowances to those companies that need to acquire them.

The Index selects a quantity and value of carbon allowances futures contracts so that they represent enough carbon emissions credits to offset the pollution (carbon) generated by the production of electricity represented by the Index’s electricity futures contracts. That is, the purpose of these carbon allowance futures contracts is to mitigate the environmental impact of electricity production by offsetting the carbon emissions produced by it. The calculation for the amount of carbon allowance futures uses publicly available data from the EPA and ISOs. More detail on the carbon calculations and data sources is contained in the statutory prospectus under “Additional Information about the Index.”

The carbon allowance component of the Index is composed of two types of futures contracts: ICE California Carbon Allowance Futures Contracts and ICE Regional Greenhouse Gas Initiative Futures Contracts.

●	ICE California Carbon Allowance (CCA) Futures Contracts - Each CCA Futures Contract represents a lot of 1,000 California Carbon Allowances, which are physically delivered greenhouse gas emissions allowances issued under the “California Cap and Trade Program.” Each California Carbon Allowance is effectively an offset to the emission of one metric ton of carbon dioxide equivalent gas.

●	ICE Regional Greenhouse Gas Initiative (RGGI) Futures Contracts - Each RGGI Futures Contract represents a lot of 1,000 RGGI Allowances, which are physically delivered greenhouse gas emissions allowances issued by each state in the RGGI program. The RGGI is a cooperative effort among the states of Connecticut, Delaware, Maine, Maryland, Massachusetts, New Hampshire, New Jersey, New York, Rhode Island, and Vermont to cap and reduce power sector carbon dioxide emissions. Each RGGI is effectively an offset to the emission of one short ton of carbon dioxide gas.

Liquidity of Futures Contracts

The Index is constructed using the most liquid eligible futures contracts based on highest average daily volume (ADV) over the preceding one-year period from July 1 to June 30. To be eligible for inclusion in the Index, the U.S. electricity futures contracts for a particular ISO/RTO hub or associated Sub-Component and/or the carbon allowance futures contracts must have an average daily volume of at least 300 contracts.

Rolling of Futures Contracts

The Fund does not intend to hold futures contracts through expiration, but instead will roll its “prompt” futures positions. Rolling occurs when the Fund closes out of a futures contract as it nears expiration and then replaces it with a contract that has a later expiration. A “prompt” futures contract refers to the Fund’s futures contracts that are closest to expiration (e.g., for delivery in the next calendar month).

●	Electricity Futures Contract Rolling. The Index consists of futures contracts with consecutive monthly expirations over the next twelve months from each of the six major U.S. Power hubs. Each month, the electricity futures contracts from each hub are rolled by removing the prompt (closest expiring) contract held and replacing it with a contract that expires no later than one month after the longest-dated contract contained in the Index prior to the roll period. For example, at the start of April the Index would contain electricity contracts with monthly expirations between May of that year and the following April. During the month of April’s 15-day roll period, the Index would hold thirteen months of futures contracts as it replaces the current year’s May contracts with the following year’s May contracts. Upon completion of the April roll of the Index, the Index will hold twelve months of futures contracts beginning with the current year’s June through the following year’s May.

●	Carbon Allowance Futures Contract Rolling. The Index rolls the Carbon Allowance futures contracts over the three-month roll period of September, October, and November. The Index roll takes place between the first and the fifteenth business days of each of the three months. The Carbon Allowance futures contracts are rolled in 33.33% increments during each of the months of the three-month roll period, the roll will be distributed evenly between the first and the fifteenth business days of each of the three roll months. The roll will replace all of the carbon allowance futures from the current year December expiration contract to the following year’s December expiration contract.

When futures contracts with a longer term to expiration are priced higher than futures contracts with a shorter term to expiration, it is called “contango.” Conversely, when futures contracts with a longer term to expiration that are priced lower than futures contracts with a shorter term to expiration it is called “backwardation.” Contango and backwardation will have different impacts on the Fund.

When rolling futures contracts that are in contango, the Fund may sell the expiring futures contract at a lower price than the higher priced longer-dated futures contract, resulting in a negative roll yield (i.e., a potential loss). When rolling futures contracts that are in backwardation, the Fund may sell the expiring futures contract at a higher price than the lower priced longer-dated futures contract, resulting in a positive roll yield (i.e., a potential gain).

●	A negative roll yield occurs when the price of the futures is lower than expected when the prompt futures contract expires. This situation will result in a loss for investors (like the Fund) who roll over their prompt months’ futures contracts into a contract in the future. Negative roll yield will have a negative impact on investors (like the Fund) who are long prompt month futures contracts and must roll the contract prior to the prompt month futures expiration.

Cayman Subsidiary

In implementing the Fund’s investment strategy, the Fund will utilize a subsidiary (the “Subsidiary”) for the purpose of investing in futures contracts. The Subsidiary is a company operating under Cayman Islands law that is wholly-owned and controlled by the Fund and advised by the Adviser. The Fund may invest up to 25% of its assets in the Subsidiary. The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as noted and for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary with all references to the Fund including the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

Margin and Collateral

The Fund will hold short-term U.S. Treasury securities, cash, and cash equivalents for margin or as collateral for the futures contracts. As of the date of this prospectus, the Fund will retain about 15% to 20% of the notional value of futures contracts in collateral investments.

Representative Sampling/ Rebalancing/Fund Attributes

In seeking to obtain exposures comparable to those of the Index under normal market conditions, the Fund will invest substantially all of its net assets in the futures contracts that are contained in the Index or in futures contracts whose risk and return characteristics are very similar to the risk and return of the Index as a whole.

The Fund may use a representative sampling approach to attempt to track the performance of the Index. This means the Fund will be able to invest in a sample of the Index components whose risk and return closely resemble the risk and return characteristics of the Index as a whole. The Adviser will do this when it believes it is in the best interests of the Fund. For example, representative sampling may be used if the Adviser is evaluating purchasing the Index’s hub futures contracts and there are practical difficulties or substantial costs to acquiring the Index’s hub futures contracts. This could be due to temporary illiquidity, execution costs, mispricing, or legal restrictions or limitations that apply to the Fund, but not to the Index.

The power futures component of the Index reflects a continuous 12-month strip of electricity futures for each of the six major U.S. power pools, which totals seventy-two electricity futures (12 months of power futures times six power pools). The carbon allowance futures component of the Index contains two different carbon futures contracts. As a result, the Fund’s futures contracts will normally be comprised of 74 futures contracts (i.e., seventy-two electricity futures plus two carbon futures). During periods of rolling, the Fund will hold slightly more futures contracts.

At the start of January of each year, the Index (and the Fund) will update the weighting of each individual component of the Index, both power and carbon. This rebalancing will be based on the publicly available three-year average annual power consumption for each of the regions in the U.S., proportioned on a pro-rata basis to each of the hubs in the index.

When the Fund is rolling the Electricity Futures Contracts from each of the six ISO/RTO major hubs and the costs of futures contracts for a particular ISO/RTO hub exceed the costs of corresponding futures contracts of the individual hub sub-components, then the Adviser may decide to purchase futures contracts of the hub’s sub-components.

The Fund is non-diversified. To the extent the Index is concentrated in a particular industry, the Fund is expected to be concentrated in that same industry. The Index, and therefore the Fund, will normally be concentrated in the energy industry.

The value of the Fund will be determined by the changes and relationships in the prices of the underlying electricity and carbon allowances futures contracts. In general, if the price of these futures contracts increases more than the prices of the other futures contracts, the value of the Fund will increase. Conversely, generally speaking, if the price of these futures contracts decreases more than the prices of the other futures contracts, the value of the Fund will decrease.

Under normal circumstances, the Fund will invest 80% of its net assets, plus borrowing for investment purposes, in securities that are components of the Index or have economic characteristics similar to the Index. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at https://www.cnicfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.cnicfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give some indication of the risks of investing in the Fund.
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries. The Index, and therefore the Fund, will normally be concentrated in the energy industry. See “Energy Sector Risk” below.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Energy Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Energy Sector Risk. The energy sector is a major emitter of greenhouse gases, its activities may significantly impact the supply and demand of emissions allowances. For instance, further advances in renewable energy technology, improved efficiency of energy usage and/or unusually warm weather patterns may result in an increase in supply and/or decrease in demand for such allowances which in turn could possibly have a negative impact on the NAV of the Fund. Additionally, investments in or exposure to the energy sector may be volatile and change quickly and unpredictably in value due to a number of factors, including legislative or regulatory changes, increased market competition or other events that the Fund cannot control.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Cap And Trade Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

“Cap and Trade” Risk. The ICE California Carbon Allowance Futures Contracts and ICE Regional Greenhouse Gas Initiative Futures Contracts work on the “cap and trade” principle, whereby a cap is set on the total amount of greenhouse gases that can be emitted by the installations (or companies) covered by the system. If the caps that are set for the companies that have trade emissions allowances are reduced below market expectations, this could have an impact on the prices of emissions allowance contracts which might impact the NAV of the Fund. If there is a significant change in the global regulatory scheme with regard to climate change and greenhouse gas emissions could have a significant impact on the value of carbon allowance contracts and could possibly negatively impact the NAV of the Fund.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Rolling Futures Contract Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Rolling Futures Contract Risk: The Fund will invest in and have exposure to futures contracts and is subject to risks related to “rolling” them. Rolling occurs when the Fund closes out of a futures contract as it nears its expiration and replaces it with a contract that has a later expiration. The Fund does not intend to hold futures contracts through expiration, but instead intends to “roll” its futures positions. The Fund will incur exchange and brokerage costs to effect the rolling of futures contracts. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango could possibly cause significant losses for the Fund. The Adviser will utilize active management techniques to seek to mitigate the potential negative impact or, in certain cases benefit from the contango or backwardation that may be present in the various futures contract markets. There can be no guarantee that the Adviser will be successful in doing so.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Spot Yield Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Spot Yield Risk: If the prices of all or a sub-set of the twelve months of futures contracts used by the Fund move down in total, there will be a corresponding negative impact on the NAV of the Fund.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Contango And Backwardation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Contango and Backwardation Risk: The Index and thus the Fund’s rolling strategy involves the replacement of shorter dated futures contracts with longer-dated futures contracts. The value of the Index (and the NAV of the Fund) may be adversely affected by the cost of rolling positions forward where prices of the futures contracts with later expiration dates are higher than those with earlier expiration dates would create a negative contango “roll yield.” By contrast, if the prices of the futures contracts with later expiration dates are lower than the prices of futures contracts with earlier expiration dates, it would create a positive backwardation “roll yield.” In addition, the Fund will incur exchange and brokerage costs to effect the rolling of futures contracts.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Volatility Risk: The price of futures contracts can be volatile and influenced by trade, fiscal, monetary and exchange control programs and political changes.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Extreme Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Extreme Market Risk: Relevant parties in the Fund’s futures contracts (such as clearing brokers and execution brokers) may impose certain mandatory measures under extreme market circumstances. These measures may include limiting the size and number of the Fund’s futures positions and/or mandatory liquidation of the Fund’s futures positions without advance notice to the Adviser. In response to such mandatory measures, the Adviser may have to take corresponding actions in the best interests of and without prior notice to the shareholders and in accordance with the Fund’s constitutive documents, including but not limited to implementing alternative investment and/or hedging strategies. These corresponding actions could adversely impact the Fund’s NAV.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Non Correlation With Spot Current Market Price Of The Electricity Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Non-Correlation with Spot/Current Market Price of the Electricity Markets Risk: The Index measures the performance of financial futures contracts rather than physical electricity prices. The Fund invests in futures contracts in the current year months and the next year same months, these futures contracts reflect the expected value of the electricity upon delivery in the future for the current year and the next year, whereas the spot price of electricity reflects the daily physical delivery value of electricity in the wholesale markets. The performance of the Index may substantially differ from the current physical market or spot price of electricity. Accordingly, the Fund may perform substantially differently than an investment that is directly linked to the physical spot price of electricity.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Carbon Allowance Futures Contracts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Carbon Allowance Futures Contracts Risk. The value of carbon allowance futures at settlement is determined by reference to the spot price of eligible carbon allowances to be delivered. The price for carbon allowance futures contracts is based on a number of factors, including the supply of and the demand for carbon allowance futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for carbon allowance futures contracts. The price for carbon allowance futures contracts is also based on the supply of and the demand for carbon allowances. The continued growth of carbon allowances will require increased usage as a means of accounting for greenhouse gas emissions. Even if growth in carbon allowances continues in the near or medium-term, there is no assurance that the carbon allowance usage will continue to grow over the long-term. A contraction in the use of carbon allowances may result in a lack of liquidity, increased volatility and a possible reduction in the price of carbon allowances and carbon allowance futures contracts. This is a relatively new market that is still developing and may be subject to periods of illiquidity, changes in regulations, and/or global economic issues. These factors could impact the number of allowances the Fund can buy and sell and the actual price of those allowances.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. When the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to counterparty risk based upon the Fund’s clearing broker or clearinghouse operations. Counterparty risk exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions of the contract due to a possible dispute (whether or not bona fide) or because of a credit or liquidity problem which could possibly cause the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, it might cause the value of an investment in the Fund to decrease.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Rebalancing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Rebalancing Risk: As noted above, the Index is rebalanced annually based on the average annual power consumption for each of the regions in the U.S., proportioned on a pro-rata basis to each of the hubs in the index. Historically, these weights have not changed materially and are not expected to in the future, but if there is a significant rebalancing, it could affect the liquidity, holdings, and profitability of the Fund.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Cayman Subsidiary Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If these laws change and the Subsidiary owes Cayman Islands taxes, then the Fund’s investment returns would be negatively impacted.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Commodity Linked Derivatives Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income under the Code. If, as a result of any adverse future legislation, U.S. Treasury regulations, and/or guidance issued by the Internal Revenue Service (the “IRS”), the income of the Fund from certain commodity-linked derivatives, including income from the Fund’s investments in the Subsidiary, were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.

The Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of its total assets in order to satisfy certain asset diversification requirements for taxation as a regulated investment company. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund generally has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Commodity Pool Regulatory Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodity Pool Regulatory Risk. The Fund’s investment exposure to futures instruments will cause it to be deemed to be a commodity pool, thereby subjecting the Fund to regulation under the CEA and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and the Fund will be operated in accordance with applicable CFTC rules, as well as the regulatory scheme applicable to registered investment companies. Registration as a CPO imposes additional compliance obligations on the Adviser and the Fund related to additional laws, regulations, and enforcement policies, which could increase compliance costs and may affect the operations and financial performance of the Fund. However, the Fund’s status as a commodity pool and the Adviser’s registration as a CPO, are not expected to materially adversely affect the Fund’s ability to achieve its investment objective. The CFTC has not passed on the adequacy of this Prospectus.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risk. The Fund intends to treat any income it may derive from futures received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The IRS has issued numerous private letter rulings (“PLRs”) to third parties not associated with the Fund or its affiliates (which would only allow those parties to rely on as a precedent) concluding that similar arrangements resulted in qualifying income, many of such PLRs have now been revoked by the IRS. In March of 2019, the IRS published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund could possibly cause the Subsidiary to make distributions to the Fund for the purposes of potentially making distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year. If distributed, this income would be subject to the distribution requirement for qualification as a regulated investment company and would be taken into account for purposes of the 4% excise tax.

If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC the Fund might be required to recognize unrealized gains, pay substantial taxes and interest penalties and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred, which would have a negative impact on the Fund’s returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | U S Government And U S Agency Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. Although U.S. Treasuries are backed by the U.S. government, those government policies may change both in terms of the payment of interest and in the payment of principal. Furthermore, while holding a treasury until maturity can guarantee principal, selling a treasury prior to maturity or buying a treasury subsequent to issue date may put principal at risk.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Authorized Participants Market Makers And Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Any such decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund shares trading at a premium or discount to its NAV with possible greater than normal intraday bid-ask spreads.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Cash Redemption Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Costs Of Buying Or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Shares May Tradeat Prices Other Than N A V [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility and when there may be widening bid-ask spreads. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant which would result in a further widening of the bid-ask spreads. When all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be differences between the current value of a security and the last quoted price for that security in the closed market, which could lead to a deviation between the market value of the Fund’s shares and the Fund’s NAV.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

○	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any measurable volume on any stock exchange. That is, an active trading market for shares of the Fund may not develop or be maintained. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which could be less liquid than Shares.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | General Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Market Risk. Global economies and financial markets are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Futures in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes. This could be due to a number of factors, including inflation (or expectations of inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and change in government controls.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Illiquid Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Illiquid Investments Risk. The Fund’s investments may at times become illiquid, this lack of liquidity could be caused by the absence of a readily available market or because of legal or contractual restrictions on sales. It is possible the Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors only have the back testing of the Index to provide any historical look to evaluate how the Fund could potentially perform.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund invests in the financial instruments included in or representative of the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions during declining markets. As a result, the Fund’s performance could be adversely affected by a general decline in the market segments relating to the Index.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S., and global trade tensions have also contributed to market volatility.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | Underlying Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Index Risk. Neither the Fund’s investment adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant futures exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF | CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMPD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303